State Street Bank & Trust Company

4 Copley Place, 5th Floor

CPH-0326

Boston, MA 02116

March 4, 2009

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Registrant”)
Registration Nos. 33-22884/811-05577

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as certification that the Registrant’s Equity Portfolios, Money Market Portfolios/Bond Portfolios, Philadelphia International Fund and Small Cap Equity Portfolio (Institutional Shares) Prospectuses and Statement of Additional Information, each dated February 28, 2009, do not differ from those contained in Post-Effective Amendment No. 46, filed electronically on February 27, 2009, to the Registrant’s Registration Statement on Form N-1A.

Please do not hesitate to contact the undersigned at (617) 662-3966 if you have any questions regarding this filing.

Very truly yours,

/s/ Nancy L. Conlin
Nancy L. Conlin